LEASES - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating	$ 31,357	$ 7,431
Amortization of ROU assets	0	55
Interest on lease liabilities	0	165
Total lease cost	$ 31,357	$ 7,651